Loans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loans at fixed interest rates	$ 85,844
Loans at variable interest rates	52,240
Gross loans	138,084	140,982
Maturing Within One Year
Loans at fixed interest rates	7,713
Loans at variable interest rates	6,357
Gross loans	14,070
Maturing One Year to Five Years
Loans at fixed interest rates	28,673
Loans at variable interest rates	12,280
Gross loans	40,953
Maturing Five Years to Ten Years
Loans at fixed interest rates	49,458
Loans at variable interest rates	33,603
Gross loans	$ 83,061